LEASES (Tables)	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities
	March 31,	March 31,
	2026	2025
Operating lease right-of-use lease assets	$293,973	$434,188

Operating lease liabilities – current	$299,198	$275,213
Operating lease liabilities – non-current	96,308	258,974
Total operating lease liabilities	$395,506	$534,187

Schedule of Weighted Average Remaining Lease Terms and Discount Rates
	March 31,	March 31,
	2026	2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.26	2.74
Weighted average discount rate	3.60%	3.64%

Schedule of Future Minimum Lease Payments
2027	$304,749
2028	83,672
2029	7,451
2030	4,784
2031	1,993
Total lease payments	402,649
Less: imputed interest	(7,143)
Total	$395,506

Schedule of Components of Lease Income
		For the Years Ended
		March 31,
	Location in Statements of
	Income	2026	2025	2024
Revenue from sales type leases	Sales of equipment	$67,154	$31,516	$45,411
Financing income on lease receivables	Financing	5,399	7,397	12,019
Lease income - operating leases	Leasing of equipment	738,041	969,089	911,140
Variable lease income	Leasing of equipment	295,119	267,428	323,180
Revenue from maintenance services	Maintenance services	30,787	74,587	106,745
Total lease income		$1,136,500	$1,350,017	$1,398,495